Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments to Purchase Goods or Services and for Future License and Royalty Payments
At December 31, 2019, we had commitments to purchase goods or services, and for future license and royalty payments. They are as follows:

(in thousands)	Purchase Commitments	License & Royalty Commitments
2020	$126,121	$11,434
2021	35,915	9,012
2022	26,337	6,507
2023	3,223	4,382
2024	3,000	1,823
Thereafter	—	4,297
	$194,596	$37,455

Contingent Consideration Commitments
Pursuant to the purchase agreements for certain acquisitions and other contractual arrangements, we could be required to make additional contingent cash payments totaling up to $179.4 million based on the achievement of certain revenue and operating results milestones as follows:

(in thousands)	Contingent Cash Payments
2020	$152,750
2021	11,800
2022	5,900
2024	5,900
Anytime 12-month period from now until 2028	3,000
$179,350

Changes in the Carrying Amount of Warranty Liability	The changes in the carrying amount of warranty obligations for the years ended December 31, 2019 and 2018 are as follows:

(in thousands)	2019	2018
Balance at beginning of year	$2,848	$3,051
Provision charged to cost of sales	3,229	2,892
Usage	(2,921)	(2,760)
Adjustments to previously provided warranties, net	(1)	(243)
Currency translation	(14)	(92)
Balance at end of year	$3,141	$2,848